LEASES - MOVEMENT OF RIGHT-OF-USE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 142,705
Transfers	0	$ 0
Gains (losses) on exchange differences on translation of foreign operations, before tax	(2,174)	(19,297)
Right-of-use assets	106,513	142,705
Leases Amortization Expense	48,293,000
Write Down of Leases	45,731,000
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Transfers	0	0
Long-term borrowings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Transfers	(31,924)	(13,605)
Gains (losses) on exchange differences on translation of foreign operations, before tax	1,873	(22,779)
Short-term borrowings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Transfers	31,924	13,605
Gains (losses) on exchange differences on translation of foreign operations, before tax	(4,047)	3,482
Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	142,705	137,842
Additions to right-of-use assets	(38,352)	(16,290)
Gains (losses) on exchange differences on translation of foreign operations, before tax	2,160	(11,426)
Right-of-use assets	106,513	142,705
Right-of-use assets [member] | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	233,833	237,651
Additions to right-of-use assets	(62,840)	(18,852)
Gains (losses) on exchange differences on translation of foreign operations, before tax	1,923	(22,669)
Right-of-use assets	172,916	233,833
Right-of-use assets [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	(91,128)	(99,809)
Additions to right-of-use assets	(24,488)	2,562
Gains (losses) on exchange differences on translation of foreign operations, before tax	(237)	11,243
Right-of-use assets	$ (66,403)	$ (91,128)